BUSINESS COMBINATIONS (Details) - Rockwood Holdings, Inc - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 01, 2014
Acquisition cost
Transaction related costs	$ 0	$ 0	$ 24
Cash paid for Rockwood Acquisition in 2014	1,038
Purchase price adjustment received in 2015	(18)
Net acquisition cost	1,020
Fair value of assets acquired and liabilities assumed:
Cash	77
Accounts receivable	220
Inventories	401
Prepaid expenses and other current assets	55
Property, plant and equipment	665
Intangible assets	31
Deferred income taxes, non-current	106
Other assets	8
Accounts payable	(146)
Accrued expenses and other current liabilities	(106)
Long-term debt, non-current	(3)
Pension and related liabilities	(233)
Deferred income taxes, non-current	(9)
Other liabilities	(30)
Total fair value of net assets acquired	1,036
Noncontrolling interest	(16)
Total	$ 1,020
Estimated pro forma revenues and net income (loss) attributable to business acquisition
Revenues			2,875
Net loss attributable to Venator			$ (65)
Developed technology
Fair value of assets acquired and liabilities assumed:
Acquired intangible assets estimated useful life	9 years
Trademarks
Fair value of assets acquired and liabilities assumed:
Acquired intangible assets estimated useful life	9 years
Customer relationships
Fair value of assets acquired and liabilities assumed:
Acquired intangible assets estimated useful life	9 years
Viance
Fair value of assets acquired and liabilities assumed:
Ownership interest of noncontrolling interest (as a percent)				50.00%